Derivative Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 1,246,026	¥ 856,439
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	¥ 846,426	¥ 589,411